OTHER LIABILITIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Amount of restricted cash released		$ 1,163,000
Letter of credit fees	2.40%
Standby fees percent	0.75%
Description of letter of credit facility	(0.40% on the $7,972,000 covered by pledged cash collateral) and standby fees of 0.75%. During the year ended December 31, 2022, the Company incurred letter of credit fees of $383,000 (December 31, 2021 - $397,000).
Maximum availability of LOC	$ 23,964,000				$ 24,000,000
2022 Credit Facility
OTHER LIABILITIES
Pledge of restricted cash and investments as collateral	$ 7,972,000	7,972,000	$ 9,135,000
Minimum level of tangible net worth to be maintained as an covenant		131,000,000
Maximum availability of LOC		$ 22,972,000		$ 24,000,000
2023 Credit Facility
OTHER LIABILITIES
Letter of credit and stand by fees	0.40%
Pledge of restricted cash and investments as collateral	$ 7,972,000
Letter of credit fees	2.40%
Standby fees percent	0.75%
Maximum availability of LOC	$ 23,964,000
Increased Maximum credit facility	$ 992,000